Note 11 - Junior Subordinated Debentures (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 05, 2005	Dec. 31, 2014	Dec. 31, 2013
Note 11 - Junior Subordinated Debentures (Details) [Line Items]
Floating Rate Securities (in Shares)	10,310
Auction Market Preferred Securities, Stock Series, Liquidation Value	$ 1,000
Proceeds from Issuance of Trust Preferred Securities	10,300,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust	10,300,000	10,310,000	10,310,000
Available-for-sale Securities		35,269,000	39,822,000
Trust Preferred Securities Issued		10,000,000
Preferred Stock, Dividend Rate, Percentage		0.26%
Interest Payable		777,000	1,049,000
Trust Preferred Securities [Member]
Note 11 - Junior Subordinated Debentures (Details) [Line Items]
Available-for-sale Securities		310,000	310,000
Junior Subordinated Debt [Member]
Note 11 - Junior Subordinated Debentures (Details) [Line Items]
Interest Payable		$ 1,000	$ 450,000
London Interbank Offered Rate (LIBOR) [Member]
Note 11 - Junior Subordinated Debentures (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.50%
The Company [Member]
Note 11 - Junior Subordinated Debentures (Details) [Line Items]
Floating Rate Securities (in Shares)	310
Institutional Buyers [Member]
Note 11 - Junior Subordinated Debentures (Details) [Line Items]
Floating Rate Securities (in Shares)	10,000